Shareholders' equity and dividends - Equity impact of share buy back programmes (Details) - Share buyback programme [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Agreement to buy treasury shares	$ 3,380	$ 429
First tranche [member]
Agreement to buy treasury shares	330	99
Second tranche [member]
Agreement to buy treasury shares	440	330
Third tranche [member]
Agreement to buy treasury shares	605	0
Fourth tranche [member]
Agreement to buy treasury shares	605	0
Norwegian state share 1 [member]
Agreement to buy treasury shares	$ 1,399	$ 0